Share capital and other equity - Movement in shares (Details) - GBP (£) shares in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019
Value of shares
At 1 January	£ 43,556	[1]	£ 46,490
At 31 December	43,824		43,556	[1]
Ordinary shares
Value of shares
At 1 January	12,094		12,049
Shares issued	35		45
At 31 December	£ 12,129		£ 12,094
Number of shares
At 1 January	12,093,909		12,048,605
Shares issued	35,256		45,304
At 31 December	12,129,165		12,093,909

[1]	2019 data has been retrospectively revised to reflect reclassification of balances held with central banks. Refer to Accounting policies Note 1 for further details.